American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

March 4, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the A Class, C Class, Y Class, Advisor Class, Institutional Class, Investor Class and Retirement Class of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value II Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond and American Beacon Short-Term Bond Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 153 (“Amendment No. 153”) to Registrant’s Registration Statement, (b) that the form of Prospectus used with respect to the AMR Class of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund and American Beacon High Yield Bond Fund of the Registrant does not differ from that contained in Amendment No. 153, (c) that the form of Statement of Additional Information used with respect to the A Class, C Class, Y Class, Advisor Class, AMR Class, Institutional Class, Investor Class and Retirement Class of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value II Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond and American Beacon Short-Term Bond Fund of the Registrant does not differ from that contained in Amendment No. 153, and (d) that Amendment No. 153 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/ John Okray
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John Okray
Deputy General Counsel

cc:   Kathy Ingber, Esq.
          K&L Gates LLP